Employee benefit obligations - Employee obligations and assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Obligations	$ (324)	$ (287)
Assets	219	202
Net (obligations)/assets	(105)	(85)
Germany
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(103)	(90)
Net (obligations)/assets	(103)	(90)
U.K
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(145)	(136)
Assets	167	163
Net (obligations)/assets	22	27
U.S. and other*
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(76)	(61)
Assets	52	39
Net (obligations)/assets	(24)	(22)
Other
Disclosure of net defined benefit liability (asset) [line items]
Net (obligations)/assets	$ (6)	$ (4)